SUBSEQUENT EVENTS - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Oct. 31, 2013 Subsequent Event [Member]	Sep. 30, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Nov. 01, 2013 Subsequent Event [Member]	Oct. 10, 2013 Subsequent Event [Member]	Oct. 10, 2013 Eric S Rosenfeld [Member] Subsequent Event [Member]	Oct. 10, 2013 David D. Sgro [Member] Subsequent Event [Member]	Oct. 31, 2013 Credit Agreement [Member] Subsequent Event [Member]	Jun. 24, 2013 Credit Agreement [Member] Subsequent Event [Member]	Jun. 30, 2013 Credit Agreement [Member] Subsequent Event [Member]	Dec. 31, 2014 Credit Agreement [Member] Subsequent Event [Member]	Dec. 31, 2013 Credit Agreement [Member] Subsequent Event [Member]
Capital Expenditure Limit																	$ 30,000,000	$ 47,500,000
Restriction To Pay Interest														17,500,000
Line Of Credit Facility Additional Borrowing Capacity														20,000,000	20,000,000
Interest Payable Withhold														17,500,000
Debt Instrument, Increase, Accrued Interest	525,000	525,000	0			644,778,000	644,778,000	644,778,000						644,778,000
Common Stock, Capital Shares Reserved for Future Issuance										400,000
Convertible Notes Payable, Current												300,000,000	200,000,000
Debt Instrument, Convertible, Conversion Price				$ 12							$ 0.50
Debt Instrument Convertible Number Of Warrants					1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.01										12.00
Financing Costs														1,250,000	1,500,000	1,000,000
Increase Decrease In Capital Expenditure Limits									$ 18,000,000